Average Annual Total Returns{- Franklin California Tax-Free Income Fund} - Franklin California Tax-Free Income Fund-22 - Franklin California Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal Bond California Exempt Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond California Exempt Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal Bond California Exempt Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	4.90%	3.12%	4.74%	4.90%	3.12%	4.74%	4.25%	3.20%	4.60%	5.11%	3.15%	4.76%	7.43%	3.34%	4.58%	9.16%		4.57%	[1]	9.28%	4.04%	5.27%	7.67%	3.52%	4.85%

[1]	1. Since inception August 1, 2017.